Acquisition	12 Months Ended
Dec. 31, 2025
Acquisition [Abstract]
ACQUISITION

NOTE 4 – ACQUISITION

The Company accounts for acquisition using the acquisition method of accounting, whereby the results of operations are included in the financial statements from the date of acquisition. The purchase price is allocated to the acquired assets and assumed liabilities based on their estimated fair values at the date of acquisition, and any excess is allocated to goodwill.

Effective December 12, 2025, pursuant to the Agreement and Plan of Merger as discussed in Note 1, the Company acquired 100% of RPM by issuance of 19,500 its Series E Convertible Preferred Stock which has a fair value of $14,916,753 based on a third party valuation report in connection with this acquisition.

In according to the acquisition, RPM’s assets and liabilities were recorded at their fair values as of the effective date, December 12, 2025, and the results of operations of RPM are consolidated with results of operations of the Company, starting on December 12, 2025.

The purchase price exceeded the fair value of net assets acquired by $12,808,197. The Company allocated the $12,808,197 excess to goodwill. The results of operations of RPM are included in the consolidated results of operations of the Company from the effective date of December 12, 2025 to December 31, 2025. For the period from the effective date of December 12, 2025 to December 31, 2025, revenue and net loss included in the consolidated statements of operations from RPM amounted to $0 and $94,453, respectively.

In connection with the combination, for the year ended December 31, 2025, the Company incurred acquisition related costs of $75,000 which, pursuant to ASC 805, are expensed and included in professional fees on the accompanying consolidated statements of operations.

The following summarizes total consideration transferred to the RPM stockholders under the acquisition as well as the fair value of the assets acquired and liabilities assumed under the acquisition:

Assets acquired:
Cash	$14,026
Intangible assets	2,252,000
Goodwill	12,808,197
Total assets	15,074,223
Liabilities assumed:
Accounts payable and accrued liabilities	157,470
Total liabilities	157,470
Purchase price	$14,916,753

Net assets were valued at their respective carrying amounts, which the Company believes approximate their current fair values at the acquisition date. Goodwill represents the excess of the purchase price over the fair value of the net assets acquired.

On December 31, 2025, the Company assessed goodwill for any impairment and concluded that there were not indicators of impairment as of December 31, 2025.

The following unaudited pro forma consolidated results of operations have been prepared as if the acquisition of RPM had occurred as of the beginning of the following periods:

	Years Ended December 31,
	2025	2024
Net revenues	$-	$-
Net loss	$18,919,867	$9,979,986
Net loss attributable to Avalon GloboCare Corp.	$18,919,867	$9,979,986
Net loss per share	$5.89	$10.66

Pro forma data does not purport to be indicative of the results that would have been obtained had these events actually occurred at the beginning of the periods presented and is not intended to be a projection of future results.